      HSBC Mutual Funds Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      HSBC Asset Management Americas Inc.
--------------------------------------------------------------------------------

      Growth and Income Fund
     ------------------------------------------------------------------

Portfolio Review

July 18, 2000

Dear Shareholder:

The United States equity market, as measured by the Standard & Poor's 500/1/ (the "S&P 500"), declined 0.42% during the first six months of 2000. The modest decline masked some of the most volatile trading seen in several years, as investors became concerned about aggressive Federal Reserve (the "Fed") tightening. The Fed did in fact raise the Federal Funds rate on three separate occasions for a total of 100 basis points during the first half of 2000. After trending lower for most of the first quarter, stocks turned dramatically higher in mid-March and reached new highs before retreating. After reaching an all-time high on March 24, the S&P 500 declined by 12% within three weeks. The NASDAQ Composite Index/2/ (the "NASDAQ"), which declined 2.46% during the six-month period ended June 30, 2000, is a prime example of the volatility experienced by investors. During the first quarter, the NASDAQ suffered through three separate corrections of 10% or more, yet registered a stunning 12.4% gain for the quarter. The NASDAQ reached an all-time high on March 10, then proceeded to decline by 34% in only five weeks. For the one week ended April 14, the index lost a staggering 25.3% and declined every trading day during the week; the first time since September 1994 that the NASDAQ has declined every day during a week. The NASDAQ rebounded in June, advancing 15%, the largest one-month gain ever for the NASDAQ. For the first half of 2000, the S&P 500, Dow Jones Industrial Average/3/ and the NASDAQ all registered six-month declines for the first time since 1994. As of June 30, 57% of the New York Stock Exchange stocks, and 76% of NASDAQ stocks, were down over 20% from their 52-week highs.

Outlook

Despite the market volatility, inflows into equity mutual funds have been spectacular. During the first quarter, net inflows totaled $133 billion, by far the largest inflows for a single quarter in history. For the first six months of 2000, net inflows were approximately $215 billion, well ahead of the $90 billion during the same period in 1999.
------
/1/The Standard & Poor's 500 Stock Index is an unmanaged index generally representative of the U.S. stock market as a whole. The performance of the Index does not reflect the deduction of expenses associated with a mutual fund, such as investment advisor and fund accounting fees. The Fund's performance reflects the deduction of fees for such value-added services.

/2/The NASDAQ Composite Index is a market capitalization price-only index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as the National Market System traded foreign common stocks and American Depositary Receipts.

/3/The Dow Jones Industrial Average is an unmanaged index of thirty large company stocks that represents the New York Stock Exchange.

Investors cannot invest directly in an index, although they can invest in its underlying securities.

HSBC Mutual Funds Trust


The supply/demand scenario for equities continues to be favorable. The Initial Public Offering (the "IPO") backlog is currently at $24.7 billion, down considerably from $45 billion in late 1999. Weekly IPO pricing of $15 billion occurred in March, but that figure is currently running at only $2 billion. The second half calendar of offerings should be minimal. Merger and acquisition activity appears to have slowed during the first half of 2000, but cash takeovers are on the rise. Stock buybacks continue to surge, driven by strong corporate free cash flow.

In the twelve months since the Federal Reserve began tightening, they have raised short-term interest rates by 175 basis points. During the upcoming months, the economic statistics should show whether higher borrowing rates are narrowing the gap between consumption growth and the economy's productive capacity. We have already seen many signs pointing towards slower economic growth ahead. Recent market moves cause us to believe that investors are beginning to discount another successful soft landing for the U.S. economy, similar to 1995.

Despite the anticipated slowdown in the U.S. economy, earnings estimates for the S&P 500 are estimated to grow between 14-16% in 2000, and 10-12% in 2001. The first quarter saw S&P 500 earnings rise 29.6% on a market capitalization weighted basis. Estimates for the second quarter call for a rise in earnings of 16-18%. The substantial increase in earnings will significantly lower the P/E multiples of the major indices. Since 1995, there have been almost 200 company changes in the S&P 500, shifting the index towards higher growth, less economically sensitive companies. The S&P 500 now resembles a large-cap, growth-oriented portfolio of companies. We would also note that earnings are beginning to matter to investors again. During 1999, NASDAQ companies with no earnings generated an average stock price gain of 115%, while those companies with profits showed an average price gain of 51%. For the S&P 500, the 11 companies with no earnings showed average price gains of 107%, while the remaining companies with profits posted an average price gain of 24%. This year, companies with estimated losses for 2000 are showing average price declines of approximately 10% in both indices. For companies with profits, the gains are modest, with average price increases of 10% and 1% for the NASDAQ and S&P 500, respectively.

Growth and Income Fund Portfolio Summary

During the first half of 2000, the Class A Shares of the Growth and Income Fund had a total return of 3.15% (without maximum sales charge)*. This return easily surpassed the negative return of the S&P 500/1/, as well as the Lipper Growth and Income Index/4/ gain of 1.89%.

We remain positioned towards large-capitalization, growth-oriented companies. During the dramatic market moves in April, we selectively reduced overweightings in certain technology holdings on a case-by-case basis where our valuation model so indicated. We did not raise significant portions of cash, as the speed and volatility of the correction during the month would have made any such moves emotional by definition. We will continue to maintain our long-term position in high-quality companies with superior earnings prospects.

HSBC Mutual Funds Trust


Our sector weighting decisions had a neutral effect on relative results. We benefited by being overweight in technology, and underweight in Consumer Cyclicals and Basic Materials. We continued to shift away from Consumer Cyclicals because of our belief that higher rates would lead to slower consumer spending, which accounts for two-thirds of economic activity. Stock selection was very strong across most sectors, particularly Technology, Utilities, Capital Goods, Financials and Healthcare. Stock selection in Consumer Cyclicals and Basic Materials adversely affected relative results.

Sincerely,

/s/ Fredric P. Lutcher

Fredric P. Lutcher, III, CFA
Chief Investment Officer, U.S. Equities
--------
The performance data quoted represents past performance and is not an indication of future results. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* With the maximum sales charge of 5.00%, the total return was (2.04%). The total return set forth reflects the reduction of a portion of the fund's fees. Without such reduction of fees, the total return for the period would have been lower.

/4/The Lipper Growth and Income Fund Index is an index based on the thirty largest growth and income mutual funds (equally weighted) tracked by Lipper Analytical Services Incorporated.

Investors cannot invest directly in an index, although they can invest in its underlying securities.

Portfolio composition is subject to change.

The views expressed in this report reflect those of the portfolio manager through the six months ended June 30, 2000. The manager's views are subject to change at any time based on the market and other conditions.

HSBC Mutual Funds Trust


                            Growth and Income Fund
                       Performance (as of June 30, 2000)

                             [GRAPH APPEARS HERE]
                Growth &       Growth &
               Income Fund    Income Fund                          Lipper Growth
             Class A Shares  Class A Shares  Standard & Poor's     & Income Fund
             (without load)   (with load)      500 Index(7)          Index(8)


June 1990        10,000           9,504            10,000              10,000
December 1990     9,485           9,014             9,399               9,300
December 1991    12,513          11,892            12,262              11,881
December 1992    13,482          12,813            13,197              13,026
December 1993    14,995          14,251            14,527              14,930
December 1994    14,550          13,828            14,718              14,868
December 1995    19,368          18,407            20,249              19,498
December 1996    22,836          21,702            24,899              23,529
December 1997    29,097          27,653            33,206              29,853
December 1998    36,943          35,110            42,695              33,907
December 1999    43,770          41,598            51,680              37,928
June 2000        45,149          42,908            51,460              37,599


          Average Annual Total Return

                     1 Year     5 Year      10 Year
Class A Shares
Offering Price(1)     5.01%     20.12%      15.68%
NAV(2)               10.56%     21.36%      16.27%

Class B Shares
With CDSC(3)          5.57%     21.14%      16.16%
Without CDSC(4)       9.55%     21.14%      16.16%
Class C Shares
With CDSC(5)          8.49%     21.13%      16.15%
Without CDSC(6)       9.48%     21.13%      16.15%


    - -  Growth and Income Fund
         Class A Shares (without load)
-------  Growth and Income Fund
         Class A Shares (with load)
_______  Standard & Poor's 500 Index(7)
-- - --  Lipper Growth & Income Fund Index(8)


The performance data quoted represents past performance and is not an indication of future results. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(1) Includes the maximum sales charge of 5.00%.
(2) Excludes the maximum sales charge of 5.00%.
(3) Performance of the Class B Shares, which commenced offering on 7/1/99 is based on the historical performance of the Class A Shares prior to that date which do not reflect the higher distribution fees or the contingent deferred sales charge (CDSC) associated with the Class B Shares. Had the higher distribution fees and the CDSC been incorporated, total return and hypothetical growth figures would have been lower.
(4) Excludes contingent deferred sales charge for Class B Shares.
(5) Performance of the Class C Shares, which commenced offering on 7/1/99 is based on the historical performance of the Class A Shares prior to that date which do not reflect the higher distribution fees or the contingent deferred sales charge (CDSC) associated with the Class C Shares. Had the higher distribution fees and the CDSC been incorporated, total return and hypothetical growth figures would have been lower.
(6) Excludes contingent deferred sales charge for Class C Shares.
(7) The Standard & Poor's 500 Index is a widely accepted unmanaged index of overall stock market performance and does not reflect the expenses associated with a mutual fund, such as investment advisory and fund accounting fees. The Fund's performance reflects the deduction of fees for these value added services.
(8) The Lipper Growth and Income Fund Index is an index based on the thirty largest growth and income mutual funds (equally weighted) tracked by Lipper Analytical Services Incorporated.
The above illustration compares a $10,000 investment in the Growth and Income Fund, Class A shares, on July 1, 1990 to a $10,000 investment in the Standard & Poor's 500 Index and the Lipper Growth and Income Fund Index. All dividends and realized gains are reinvested.
The Fund's performance reflects the reduction of a portion of the Fund's fees. Without the reduction of such fees the performance for the period would have been lower.
Investors cannot invest directly in an index, although they can invest in its underlying securities.

 HSBC Mutual Funds Trust

 HSBC Fixed Income Fund
--------------------------------------------------------------------------------
Portfolio Review

Dear Shareholder:

The primary driving force during the first half of the year was the activity of the Federal Reserve (the "Fed") Open Market Committee (the "FOMC") which on May 16 raised both the Fed Funds and Discount rates by 50 basis points. This marked the first time that the Fed Funds rate had moved by a full 50 basis points at one time since it began its tightening cycle in June 1999, after having moved gradually in 25 basis point increments. The current Fed Funds rate now stands at 6.50%, which represents 175 basis points of cumulative tightening since June 1999.

After the Fed's aggressiveness in May, the bond markets reflected on the consequences of the June 28, 2000 Fed meeting. As such the markets were looking for further increases in interest rates but the widespread evidence of a slowdown in economic activity and inflation cooled down the Fed, leaving rates unchanged. The primary drivers behind this cooling off were a benign employment report as well as a fairly tame Producer Price Index and Consumer Price Index reports/1/.

The shift in market sentiment during June has been quite noticeable, as the United States (U.S.) Treasury markets have rallied nicely all across the yield curve. Additionally, mortgage rates have fallen from their recent highs and with corporate yields falling as well, we expect to see a large calendar of corporate issuance coming over the next several weeks. Spread product fared well recently as spreads narrowed versus their previous high levels and U.S. Agencies, mortgages and corporate bonds all posted higher returns compared to those of U.S. Treasuries.

The Class A Shares of the Fixed Income Fund returned (excluding maximum sales charge)* 1.74% for the second quarter and 3.89% for the six months ended June 30, 2000. This compares favorably to the Lipper Corporate Debt Funds A-Rated Index/2/ which returned 0.86% for the second quarter and 3.01% on a year to date basis. The Lehman Aggregate Bond Index/3/ returned 1.74% for the second quarter and 3.99% for the first six months of 2000.

-------
* With the maximum sales charge of 4.75% the total returns were (3.08%) and (1.05%), respectively. The total return set forth reflects the reduction of a portion of the fund's fees. Without such a reduction of fees, the total return for the periods would have been lower.

/1/The Producer Price Index and the Consumer Price Index are two measures of the average changes in prices, over time, of two fixed market baskets of goods.

/2/The Lipper Corporate Debt Funds A-Rated Index consists of funds that invest at least 65% of its assets in corporate debt issues rated "A" or better or government issues.

/3/The Lehman Aggregate Bond Index (the "Index") is composed of the Lehman
  Government/Corporate Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The performance of the Index does not reflect the expenses associated with a mutual fund such as investment advisory and fund accounting fees. The Fund's performance reflects the deduction of fees for these value added services.

Investors cannot invest directly in an index, although they can invest in its underlying securities.

HSBC Mutual Funds Trust

Our duration bets, which saw the fund short of the Lehman Aggregate Bond Index benchmark, as well as our overweight in corporate bond spread product helped our performance considerably as spreads narrowed in from their historical highs. In particular, our holdings of J.C. Penney, Philip Morris and Lockheed all generated excellent returns.

Sincerely,
/s/ Edward J. Merkle
Edward J. Merkle
Managing Director, Fixed Income
--------
The performance data quoted represents past performance and is not an indication of future results. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Portfolio composition is subject to change.

The views expressed in this report reflect those of the portfolio manager for the six months ended June 30, 2000. The manager's views are subject to change at any time based on the market and other conditions.

HSBC Mutual Funds Trust


                               Fixed Income Fund
                       Performance (as of June 30, 2000)

                             [GRAPH APPEARS HERE]
                  Fixed           Fixed
               Income Fund      Income Fund        Lehman
             Class A Shares   Class A Shares      Aggregate
             (without load)    (with load)       Bond Index(3)


January 1993     10,000           9,527            10,000
December 1993    10,859          10,342            10,768
December 1994    10,653          10,146            10,454
December 1995    12,435          11,843            12,386
December 1996    12,698          12,094            12,835
December 1997    13,793          13,136            14,075
December 1998    14,942          14,231            15,297
December 1999    14,664          13,966            15,172
December 2000    15,235          14,509            15,776


          Average Annual Total Return
                                           Inception
                     1 Year     5 Year     (1/15/93)
Class A Shares
Offering Price(1)    -0.76%      4.26%       5.12%
NAV(2)                4.16%      5.28%       5.81%

    - -  Fixed Income Fund
         Class A Shares (without load)
-------  Fixed Income Fund
         Class A Shares (with load)
_______  Lehman Aggregate Bond Index(3)



The performance data quoted represents past performance and is not an indication of future results. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(1)Includes the maximum sales charge of 4.75%.
(2)Excludes the maximum sales charge of 4.75%.
(3) Lehman Aggregate Bond Index (the "Index") is composed of the Lehman Government/Corporate Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Index does not reflect the expenses associated with a mutual fund, such as investment advisory and fund accounting fees. The performance of the Fixed Income Fund reflects the deduction of fees for these value added services.

The above illustration compares a $10,000 investment in the Fixed Income Fund, Class A shares, on January 15, 1993 (date of inception) to a $10,000 investment in the Lehman Aggregate Bond Index on that date. All dividends and realized gains are reinvested.

The Fund's performance reflects the reduction of a portion of the Fund's fees. Without the reduction of such fees the performance for the period would have been lower.

Investors cannot invest directly in an index, although they can invest in its underlying securities.

 HSBC Mutual Funds Trust

 New York Tax-Free Bond Fund+
--------------------------------------------------------------------------------
Portfolio Review

Dear Shareholder:

Municipal bonds outperformed taxable bonds on a pretax basis in the first half of 2000. The year to date return of the Lehman Aggregate Bond Index/1/ was 3.99%. By comparison the Lehman Municipal Bond Index/2/ returned 4.48% for the same period. Yields were lower across the treasury yield curve ranging from 16 basis points lower on five year bonds to 58 basis points lower on thirty year bonds while municipal bond yields were lower by just 4-20 basis points across the municipal yield curve. New York outperformed the rest of the municipal market by 16 basis points as reflected by the total return of the Lehman New York State Exempt Index/3/ (the "Lehman Index") which returned 4.64%.

For the six months ended June 30, 2000, the Class A Shares of the New York Tax-Free Bond Fund had a total return of 4.13% (excluding maximum sales charge)* versus the 4.31% return of the Lipper New York Municipal Debt Funds/4/. As of June 30, 2000 the fund's duration which takes into account interim principal payments was 6.68 years which approximated about 93% of the duration of the Lehman Index. The average maturity of the fund was 8.52 years. In terms of sector diversification, the largest sectors consisted of general obligations (18.0%), medical revenue (16.5%) and higher education (15.3%).

Given our fixed income outlook for additional Fed tightening and higher rates, we anticipate that the municipal market will outperform taxables in line with the propensity of municipals to outperform in a rising yield environment. Supply technicals should continue to be favorable going forward as higher rates and no hard landing in the economy is in our forecast. This outperformance will only be seen in bonds with premium dollar prices. Bonds trading at a discount will experience negative convexity associated with the deminimus rule and subsequently underperform.

We expect that the municipal credit curve's flattening will continue over the near term in sympathy with the treasury curve inversion. In contrast, stronger cash flows will probably favor the intermediate and short-term portion of the curve as casualty companies and retail continue to be relatively strong participants. Our duration target positioning of 93% of benchmark target represents a bias toward higher rates.

We continue to favor insured credits along the credit curve and underweight A and Baa bonds. We have seen the insured paper and A paper price as tight as 2 basis points. Insured hospitals with a good underlying story can be obtained with a significant yield pick up to many A rated credits in other sectors. Baa paper continues to be only about 15 basis points cheaper than A rated credits. If we were to get involved in Baa credits we would select the 1-5 year portion of the curve as that is where credit spreads to the generic AAA G.O. curve are at their widest as

HSBC Mutual Funds Trust

compared to the long end of the curve. The short end of lower rated municipals is where one receives the greater relative compensation for extending along the credit curve. Currently, our portfolio does not contain any issues rated below A. The fund began investing in the hospital sector. Over the course of the last five years, we have benefited from a significant underweight in this sector. Nevertheless current spreads between this sector and other similarly rated issuers in different sectors have become quite compelling. We approach this sector looking for credits which in addition to strong operations also have an outlying credit factor which lends support to the credit beyond simply its financial operations.

Sincerely,
/s/ Jerry Samet
Jerry Samet
Senior Fixed Income Portfolio Manager
--------
The performance data quoted represents past performance and is not an indication of future results. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

+ A fund's income may be subject to certain state and local taxes and, depending upon your tax status, the federal alternative minimum tax. Regional funds may be subject to additional risks, since the issues they invest in are located in one geographical location.

* With the maximum sales charge of 4.75%, the Class A Shares of the Fund had a total return of (0.86%). The total return set forth reflect the reduction of a portion of the Fund's fees. Without such a reduction of fees, the total return for the period would have been lower.

/1/The Lehman Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, paydowns and total return performance of fixed-rate, publicly placed, dollar denominated and nonconvertible, investment-grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity.

/2/The Lehman Municipal Bond Index is a widely accepted unmanaged index of overall municipal bond market performance and does not take into account charges, fees, and other expenses.

/3/The Lehman New York State Exempt Index is a broad based, total return index which is comprised of bonds issued in the State of New York.

/4/The Lipper New York Municipal Debt Funds Index consists of funds that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in New York (double tax-exempt) or a city in New York (triple tax-exempt).

The performance of the indices (except for the Lipper New York Municipal Debt Funds Index) does not reflect the deduction of expenses associated with a mutual fund such as investment advisory and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

Investors cannot invest directly in an index, although they can invest in its underlying securities.

Portfolio composition is subject to change.

The views expressed in this report reflect those of the portfolio manager through the six months ended June 30, 2000. The manager's views are subject to change at any time based on the market and other conditions.

HSBC Mutual Funds Trust


                          New York Tax-Free Bond Fund
                       Performance (as of June 30, 2000)

[GRAPH APPEARS HERE]
                New York         New York
                Tax-Free         Tax-Free           Lehman
                Bond Fund      Bond Fund            7-Year
             Class A Shares   Class A Shares       Municipal
             (without load)    (with load)       Bond Index(5)


June 1990        10,000           9,528            10,000
December 1990    10,398           9,907            10,454
December 1991    11,708          11,155            11,673
December 1992    12,954          12,343            12,613
December 1993    14,802          14,104            13,929
December 1994    13,598          12,956            13,546
December 1995    15,660          14,921            15,459
December 1996    16,286          15,517            16,136
December 1997    17,746          16,908            17,377
December 1998    16,809          17,921            18,459
December 1999    18,137          17,281            18,433
December 2000    18,885          17,994            19,031


          Average Annual Total Return
                     1 Year     5 Year     10 Year
Class A Shares
Offering Price(1)    -2.88%      4.25%       6.05%
NAV(2)                1.97%      5.26%       6.56%
Class B Shares
With CDSC(3)         -2.96%      5.05%       6.46%
Without CDSC(4)       0.94%      5.05 %      6.46%

    - -  New York Tax-Free Bond Fund
         Class A Shares (without load)
-------  New York Tax-Free Bond Fund
         Class A Shares (with load)
_______  Lehman 7-Year Municipal Bond Index(5)



The performance data quoted represents past performance and is not a indication of future results. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(1) Includes the maximum sales charge of 4.75%.
(2) Excludes the maximum sales charge of 4.75%.
(3) Performance of the Class B Shares, which commenced offering on 7/1/99 is based on the historical performance of the Class A Shares prior to that date which do not reflect the higher distribution fees or the contingent deferred sales charge (CDSC) associated with the Class B Shares. Had the higher distribution fees and the CDSC been incorporated, total return and hypothetical growth figures would have been lower.
(4) Excludes contingent deferred sales charge for Class B Shares.
(5) The Lehman 7-Year Municipal Bond Index is a widely accepted unmanaged index of overall municipal bond market performance and does not reflect the expenses associated with a mutual fund, such as investment advisory and fund accounting fees. The Fund's performance reflects the deduction of fees for these value added services.

The above illustration compares a $10,000 investment the New York Tax-Free Bond Fund, Class A Shares, on July 1, 1990 to a $10,000 investment in the Lehman 7-Year Municipal Bond Index on that date. All dividends and capital gain distributions are reinvested.

The Fund's performance reflects the reduction of a portion of the Fund's fees. Without the reduction of such fees the performance for the period would have been lower.

Investors cannot invest directly in an index, although they can invest in its underlying securities.

HSBC Mutual Funds Trust

Board of Trustees

JEFFREY J. HAAS         Professor of Law, New York Law School

RICHARD J. LOOS         Former Managing Director, HSBC Asset Management
                        Americas Inc.

CLIFTON H.W. MALONEY    President, C.H.W. Maloney & Co. Inc.

JOHN C. MEDITZ          President, Horizon Asset Management, Inc.

HARALD PAUMGARTEN       Managing Director, Heritage Capital Corp.

JOHN P. PFANN           Former Senior Vice President and Treasurer, ITT

ROBERT A. ROBINSON      Trustee, Henrietta and B. Frederick H. Bugher
                        Foundation
--------------------------------------------------------------------------------

Officers

WALTER B. GRIMM         President


ANTHONY J. FISCHER      Vice President


CHARLES L. BOOTH        Vice President


MARK L. SUTER           Vice President


NADEEM YOUSAF           Treasurer


STEVEN R. HOWARD        Secretary


ALAINA V. METZ          Assistant Secretary


ROBERT L. TUCH          Assistant Secretary

HSBC Mutual Funds Trust

Schedule of Portfolio Investments as of June 30, 2000 (Unaudited)

                             GROWTH AND INCOME FUND

 Shares                    Security Description                        Value
 ------                    --------------------                     ------------

 COMMON STOCKS (98.3%)
 Automotive (0.8%)
 21,100 Ford Motor Co............................................   $    907,300
  2,763 Visteon Corp.(b).........................................         33,498
                                                                    ------------
                                                                         940,798
                                                                    ------------
 Banking (4.3%)
 27,200 Bank of New York Co., Inc................................      1,264,800
 39,750 Chase Manhattan Corp.....................................      1,830,984
 50,300 Wells Fargo & Co.........................................      1,949,125
                                                                    ------------
                                                                       5,044,909
                                                                    ------------
 Beverages (2.3%)
 29,400 Coca-Cola Co.............................................      1,688,662
 23,000 PepsiCo, Inc.............................................      1,022,063
                                                                    ------------
                                                                       2,710,725
                                                                    ------------
 Broadcasting/Cable (2.0%)
 15,500 AMFM Inc.(b).............................................      1,069,500
 18,600 Comcast Corp.(b).........................................        753,300
  8,200 MediaOne Group, Inc.(b)..................................        543,773
                                                                    ------------
                                                                       2,366,573
                                                                    ------------
 Chemicals (0.9%)
 20,300 Union Carbide Corp.......................................      1,004,850
                                                                    ------------
 Computer Software (8.8%)
 21,200 Automatic Data Processing, Inc...........................      1,135,525
 61,000 Microsoft Corp.(b).......................................      4,880,000
 41,200 Oracle Corp.(b)..........................................      3,463,375
  6,500 Veritas Software Corp.(b)................................        734,602
                                                                    ------------
                                                                      10,213,502
                                                                    ------------
 Computers & Peripherals (19.5)
  8,800 Applied Materials, Inc.(b)...............................        797,500
 69,400 Cisco Systems, Inc.(b)...................................      4,411,237
 51,400 Dell Computer Corp.(b)...................................      2,534,663
 45,400 EMC Corp.(b).............................................      3,492,962
 10,900 Hewlett-Packard Co.......................................      1,361,138
 34,900 Intel Corp...............................................      4,665,693

HSBC Mutual Funds Trust

                             GROWTH AND INCOME FUND

 Shares                    Security Description                        Value
 ------                    --------------------                     ------------

 COMMON STOCKS (continued)
 Computers & Peripherals (continued)
 16,700 International Business Machines Corp.....................   $  1,829,694
 11,000 LSI Logic Corp.(b).......................................        595,375
 21,100 Sun Microsystems, Inc.(b)................................      1,918,781
 15,600 Texas Instruments, Inc...................................      1,071,525
                                                                    ------------
                                                                      22,678,568
                                                                    ------------
 Consumer Goods & Services (1.6%)
 49,900 Philip Morris Cos., Inc..................................      1,325,468
  9,700 Sealed Air Corp.(b)......................................        508,038
                                                                    ------------
                                                                       1,833,506
                                                                    ------------
 Diversified (6.6%)
 91,800 General Electric Co......................................      4,865,400
 58,500 Tyco International Ltd...................................      2,771,438
                                                                    ------------
                                                                       7,636,838
                                                                    ------------
 Electric (0.5%)
 15,500 Peco Energy Co...........................................        624,844
                                                                    ------------
 Entertainment (0.6%)
 19,000 Walt Disney Co...........................................        737,438
                                                                    ------------
 Financial Services (6.2%)
 15,000 American Express Co......................................        781,875
 54,000 Citigroup, Inc...........................................      3,253,500
 38,600 MBNA Corp................................................      1,047,025
 25,000 Morgan Stanley Dean Witter & Co..........................      2,081,250
                                                                    ------------
                                                                       7,163,650
                                                                    ------------
 Health Care (2.5%)
 19,100 Johnson & Johnson........................................      1,945,812
 18,300 Medtronic, Inc...........................................        911,569
                                                                    ------------
                                                                       2,857,381
                                                                    ------------
 Industrial Goods & Services (2.6%)
 30,900 American Power Conversion Corp.(b).......................      1,261,106
 19,200 Calpine Corp.(b).........................................      1,262,400
  7,700 Eaton Corp...............................................        515,900
                                                                    ------------
                                                                       3,039,406
                                                                    ------------

HSBC Mutual Funds Trust

                             GROWTH AND INCOME FUND

 Shares                    Security Description                        Value
 ------                    --------------------                     ------------

 COMMON STOCKS (continued)
 Insurance (2.9%)
 19,200 American International Group, Inc........................   $  2,256,000
 33,000 AXA Financial, Inc.......................................      1,122,000
                                                                    ------------
                                                                       3,378,000
                                                                    ------------
 Internet Software (1.1%)
 24,100 America Online, Inc.(b)..................................      1,271,275
                                                                    ------------
 Multimedia (2.4%)
 13,400 Time Warner, Inc.........................................      1,018,400
 26,000 Viacom, Inc.(b)..........................................      1,772,875
                                                                    ------------
                                                                       2,791,275
                                                                    ------------
 Oil & Gas Exploration, Production, and Services (5.9%)
 16,800 Enron Corp...............................................      1,083,600
 43,500 Exxon Mobil Corp.........................................      3,414,749
 18,600 Royal Dutch Petroleum Co.................................      1,145,063
  7,700 Schlumberger Ltd.........................................        574,613
 10,800 Transocean Sedco Forex, Inc..............................        577,125
                                                                    ------------
                                                                       6,795,150
                                                                    ------------
 Paper Products (0.6%)
 22,000 International Paper Co...................................        655,875
                                                                    ------------
 Pharmaceuticals (9.1%)
 20,900 American Home Products Corp..............................      1,227,875
 27,200 Cardinal Health, Inc.*...................................      2,012,800
 18,600 Eli Lilly & Co.*.........................................      1,857,675
 34,900 Merck & Co., Inc.........................................      2,674,213
 56,975 Pfizer, Inc..............................................      2,734,800
                                                                    ------------
                                                                      10,507,363
                                                                    ------------
 Retail Stores (5.7%)
 19,600 Circuit City Stores, Inc.................................        650,475
 32,600 CVS Corp.................................................      1,304,000
 36,200 Home Depot, Inc..........................................      1,807,738
 50,100 Wal-Mart Stores, Inc.....................................      2,887,012
                                                                    ------------
                                                                       6,649,225
                                                                    ------------

HSBC Mutual Funds Trust

                             GROWTH AND INCOME FUND

  Shares                    Security Description                      Value
 ---------                  --------------------                   ------------

 COMMON STOCKS (continued)
 Telecommunications (11.4%)
    46,300 AT&T Corp............................................   $  1,464,238
    31,300 GTE Corp.............................................      1,948,425
     5,400 JDS Uniphase Corp.(b)................................        647,325
    25,700 Lucent Technologies, Inc.............................      1,522,725
    46,100 MCI Worldcom, Inc.(b)................................      2,114,837
    26,700 Motorola, Inc........................................        775,969
    15,400 Nextel Communications, Inc.(b).......................        942,288
    29,600 Nortel Networks Corp.................................      2,020,199
    10,800 Sprint Corp..........................................        550,800
    14,100 US West, Inc.........................................      1,209,075
                                                                   ------------
                                                                     13,195,881
                                                                   ------------
    Total Common Stocks (Cost - $78,948,118).....................   114,097,032
                                                                   ------------
 INVESTMENT COMPANIES (1.7%)
 2,001,000 Provident Institutional Temporary Investment Fund....      2,001,000
                                                                   ------------
    Total Investment Companies (Cost - $2,001,000)...............     2,001,000
                                                                   ------------
    Total Investments (Cost - $80,949,118) (a)--100.0%...........   116,098,032
    Liabilities in excess of other assets--0.0%..................       (21,643)
                                                                   ------------
    NET ASSETS--100.0%...........................................  $116,076,389
                                                                   ============

--------
(a) Represents cost for financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

     Unrealized appreciation....................................... $38,639,808
     Unrealized depreciation.......................................  (3,490,894)
                                                                    -----------
     Net unrealized appreciation................................... $35,148,914
                                                                    ===========

(b) Represents a non-income producing security.
*  A portion of the security is segregated for call options written.

Schedule of Written Call Options:

                                                                 Growth and
                                                                Income Fund
                                                             ------------------
                                                             Contracts  Value
                                                             --------- --------
Options outstanding at the end of period consist of:
Cardinal Health, Inc., $65, 9/18/00 ........................    110    $127,875
Eli Lilly & Co., $105, 7/24/00..............................     50       8,438
                                                                ---    --------
Total (premiums received $102,642)..........................    160    $136,313
                                                                ===    ========

See Notes to Financial Statements.

HSBC Mutual Funds Trust

                               FIXED INCOME FUND

                                                Maturity Principal    Market
                                          Rate    Date     Amount      Value
                                          ----  -------- ---------- -----------
CORPORATE BONDS (39.7%)
 Aerospace & Defense (5.8%)
  Lockheed Martin Corp................... 8.20%  12/1/09 $2,500,000 $ 2,523,760
                                                                    -----------
 Banking (5.8%)
  BankAmerica Corp....................... 7.88   12/1/02  2,500,000   2,523,355
                                                                    -----------
 Consumer Goods & Services (3.1%)
  Philip Morris Cos., Inc................ 8.25  10/15/03  1,363,000   1,360,026
                                                                    -----------
 Electric Utility (10.0%)
  American Electric Power, Inc........... 7.25   10/1/02  2,500,000   2,480,813
  Commonwealth Edison.................... 6.95   7/15/18  2,000,000   1,803,204
                                                                    -----------
                                                                      4,284,017
                                                                    -----------
 Financial Services (6.2%)
  Associates Corp., NA................... 5.75   11/1/03  1,500,000   1,417,219
  Chase Manhattan Grantor Trust, Series
   1996-A, Class A, ABS.................. 5.20   2/15/02     72,945      72,681
  Ford Credit Auto Owner Trust, 1998-C,
   Class A-4............................. 5.81   3/15/02    186,616     185,824
  Travelers Property Casualty Corp....... 7.75   4/15/26  1,000,000     967,848
                                                                    -----------
                                                                      2,643,572
                                                                    -----------
 Retail (4.6%)
  Penney (JC) Co., Inc., Callable 7/15/00
   @ 100................................. 9.45   7/15/02  2,000,000   2,000,976
                                                                    -----------
 Telecommunications (4.2%)
  MCI Worldcom, Inc...................... 6.50   4/15/10  2,000,000   1,817,274
                                                                    -----------
  Total Corporate Bonds (Cost - $17,822,222)......................   17,152,980
                                                                    -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (38.9%)
 Federal National Mortgage Association (16.2%)
  Medium Term Note, Callable 7/24/00
   @100.................................. 6.34    3/8/04  1,000,000     971,592
  Pool #250414........................... 7.00   12/1/25  2,482,394   2,396,493
  Pool #310001........................... 6.00    9/1/00    338,466     335,822
  Pool #343195........................... 7.50    5/1/26  1,212,261   1,195,581
  Pool #343812........................... 7.50    5/1/26    160,102     157,899
  Series 1993-104, Class C, REMIC........ 6.50   3/25/21  2,000,000   1,933,836
                                                                    -----------
                                                                      6,991,223
                                                                    -----------

HSBC Mutual Funds Trust

                               FIXED INCOME FUND

                                                  Maturity Principal    Market
                                           Rate     Date     Amount      Value
                                           -------------------------- -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
 Federal Home Loan Mortgage Corporation (18.4%)
  Medium Term Note, Callable 7/24/00 @
   100....................................  8.00% 10/27/09 $2,500,000 $ 2,472,933
  Pool #220019............................  7.75    1/1/02      9,246       9,301
  Pool #C00922............................  8.00    2/1/30  3,916,021   3,939,844
  Pool #D62926............................  6.50    8/1/25  1,627,510   1,535,809
                                                                      -----------
                                                                        7,957,887
                                                                      -----------
 Government National Mortgage Association (4.3%)
  Pool # 356578...........................  7.50   6/15/23  1,882,173   1,877,805
                                                                      -----------
  Total U.S. Government Agency Obligations (Cost - $16,793,243).....   16,826,915
                                                                      -----------
U.S. TREASURY OBLIGATIONS (9.5%)
 U.S. Treasury Bonds (0.6%)
  U.S. Treasury Bonds.....................  8.75   8/15/20    200,000     256,563
                                                                      -----------
 U.S. Treasury Notes (8.9%)
  U.S. Treasury Notes.....................  7.50   2/15/05  3,200,000   3,355,999
  U.S. Treasury Notes.....................  6.63   5/15/07    500,000     510,313
                                                                      -----------
                                                                        3,866,312
                                                                      -----------
  Total U.S. Treasury Obligations (Cost - $4,056,950)...............    4,122,875
                                                                      -----------
MUNICIPAL OBLIGATIONS (4.5%)
  Oakland, California Pension Obligation,
   Sub-Series A (MBIA Insured)............  6.91  12/15/07  2,000,000   1,931,800
                                                                      -----------
  Total Municipal Obligations (Cost - $2,000,000)...................    1,931,800
                                                                      -----------

HSBC Mutual Funds Trust

                               FIXED INCOME FUND

                                                                       Market
                                                            Shares      Value
                                                          ---------- -----------
INVESTMENT COMPANIES (6.9%)
  Provident Federal Fund.................................    886,000 $   886,000
  Provident Institutional Temporary Investment Fund......  2,096,000   2,096,000
                                                                     -----------
  Total Investment Companies (Cost - $2,982,000)....................   2,982,000
                                                                     -----------
  Total Investments (Cost - $43,654,415) (a)--99.5%.................  43,016,570
  Other assets in excess of liabilities--0.5%.......................     236,838
                                                                     -----------
  NET ASSETS--100.0%................................................ $43,253,408
                                                                     ===========

--------
(a) Represents cost for financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

     Unrealized appreciation........................................ $ 322,993
     Unrealized depreciation........................................  (960,838)
                                                                     ---------
     Net unrealized depreciation.................................... $(637,845)
                                                                     =========

ABS - Automated Bond System
MBIA - Municipal Bond Insurance Association
NA - National Association (National Bank)
REMIC - Real Estate Mortgage Investment Conduit

See Notes to Financial Statements.

HSBC Mutual Funds Trust

Schedule of Portfolio Investments as of June 30, 2000 (Unaudited)

                          NEW YORK TAX-FREE BOND FUND

 Moody's/S&P                                             Principal
   Ratings              Security Description               Amount      Value
 -----------            --------------------             ---------- -----------
             MUNICIPAL BONDS (96.6%)
             New York (96.6%)
  Aaa, AAA   Albany County, New York Airport
              Authority, Airport Revenue, AMT (FSA
              Insured), 5.50%, 12/15/19, Callable
              12/15/07 @ 102..........................   $  750,000 $   721,875
  Aaa, AAA   Bethlehem, New York Central School
              District, GO, (AMBAC Insured), 7.10%,
              11/1/07.................................      200,000     225,250
  Aaa, AAA   Metropolitan Transportation Authority,
              New York Transportation Facilities
              Revenue, Series A (MBIA Insured), 5.63%,
              7/1/25, Callable 7/1/07 @ 101.5.........    1,200,000   1,176,000
   Aa2, AA   Monroe County, New York, Series B, GO,
              7.00%, 6/1/04, Callable 12/1/00 @ 101...       10,000      10,198
   A3, A-    New York City, Series A, GO, 7.75%,
              8/15/04, Callable 8/15/01 @ 101.5.......       10,000      10,488
   N/R, A-   New York City, Series A, GO, 7.75%,
              8/15/04, Prerefunded 8/15/01 @ 101.5....      590,000     618,763
   AAA, A-   New York City, Series A, GO, 7.75%,
              8/15/04, Prerefunded 8/15/01 @ 101.5....      305,000     320,250
   A3, A-    New York City, Series A, GO, 7.75%,
              8/15/07, Callable 8/15/01 @ 101.5.......       70,000      73,413
   A3, A-    New York City, Series B, GO, 7.50%,
              2/1/07, Callable 2/1/02 @ 101.5.........    1,000,000   1,053,750
   A3, A-    New York City, Series E, GO, 6.50%,
              2/15/06.................................    1,200,000   1,287,000
   A3, A-    New York City, Series F, GO, 8.40%,
              11/15/05, Callable 11/15/01 @ 101.5.....       45,000      47,925
  AAA, AAA   New York City, Series F, GO, 8.40%,
              11/15/05, Prerefunded 11/15/01 @ 101.5..      105,000     111,825
   A3, A-    New York City, Series G, GO, 6.75%,
              2/1/09..................................    1,000,000   1,108,750
   Aa3, AA   New York City, Transitional Finance
              Authority Revenue, Series B, FTS, 4.75%,
              11/1/23, Callable 5/1/09 @ 101..........    1,500,000   1,276,875
  Aaa, AAA   New York City, Trust For Cultural
              Resources Revenue, Museum of Modern Art
              (AMBAC Insured), 6.40%, 1/1/04,
              Prerefunded 1/1/02 @ 102................      350,000     365,750
     Aaa     New York State, Dormitory Authority
              Revenue, Series A-55 (MBIA Insured),
              4.85%, 2/15/07*.........................    1,300,000   1,300,000
  Aaa, AAA   New York State, Dormitory Authority
              Revenue, City University System Revenue,
              Series A (FGIC-TCRS Insured), 5.75%,
              7/1/18..................................    2,370,000   2,444,062

HSBC Mutual Funds Trust

                          NEW YORK TAX-FREE BOND FUND

 Moody's/S&P                                              Principal
   Ratings              Security Description                Amount      Value
 -----------            --------------------              ---------- -----------
             MUNICIPAL BONDS (continued)
             New York (continued)
  Aaa, AAA   New York State, Dormitory Authority
              Revenues, Mental Health Services
              Facilities Revenue, Series G, 4.50%,
              8/15/18, Callable 8/15/08 @ 101..........   $1,650,000 $ 1,396,313
  Aaa, AAA   New York State, Dormitory Authority
              Revenues, State University Education
              Facilities Revenue, Series A (MBIA
              Insured), 5.88%, 5/15/11.................    1,500,000   1,599,375
  Aaa, AAA   New York State, Dormitory Authority, Lease
              Revenue, Municipal Health Facilities
              Improvement Programs, Series 1, 4.75%,
              1/15/29, Callable 1/15/09 @ 101..........    1,000,000     826,250
  Aaa, AA+   New York State, Environmental Facilities
              Corporation, Pollution Control Revenue,
              State Water, Series A, 7.00%, 6/15/12,
              Callable 6/15/01 @ 102...................      150,000     156,333
  Aaa, AA+   New York State, Environmental Facilities
              Corporation, Pollution Control Revenue,
              State Water, Series A, 7.00%, 6/15/12,
              Prerefunded 6/15/01 @ 102................      150,000     156,603
  Aa1, AA-   New York State, Environmental Facilities
              Corporation, Pollution Control Revenue,
              State Water, Series B, 7.50%, 3/15/11,
              Callable 8/21/00 @ 101...................      250,000     252,023
   Aa2, A+   New York State, Environmental Facilities
              Corporation, Pollution Control Revenue,
              State Water, Series C, 7.20%, 3/15/11,
              Callable 8/21/00 @ 102...................      200,000     203,750
   Aa1, AA   New York State, Housing Finance Agency
              Revenue, Multifamily Mortgage Housing
              Revenue, Series A (FHA Insured), 7.00%,
              8/15/22, Callable 8/15/02 @ 102..........      900,000     942,750
  Aa1, N/R   New York State, Medical Care Facilities
              Finance Agency Revenue, Security
              Management Programs, Adult Day Care,
              Series A (SONYMA Insured), 6.38%,
              11/15/20, Callable 11/15/05 @ 102........    1,945,000   2,020,368
  Aaa, AAA   New York State, Medical Care Facilities
              Finance Agency Revenue, Series A (FSA
              Insured), 7.70%, 2/15/18, Callable
              8/21/00 @ 100............................       80,000      80,160
  Aaa, AAA   New York State, Urban Development
              Corporation, Senior Lien, Corporate
              Purpose, 5.50%, 7/1/16, Callable 7/1/06 @
              102......................................    2,000,000   1,997,500
  Aaa, AAA   Niagara, New York Frontier Authority,
              Airport Revenue, Series A, AMT (AMBAC
              Insured), 6.13%, 4/1/14, Callable 4/1/04
              @ 102....................................    2,400,000   2,480,999
  N/A/A-1+   Suffolk County, New York Industrial
              Development Agency Research Facilities
              Revenue, 4.55%, 7/1/23*..................      400,000     400,000

HSBC Mutual Funds Trust

                          NEW YORK TAX-FREE BOND FUND

                                                         Principal
 Moody's/S&P                                               Amount
   Ratings              Security Description             or Shares     Value
 -----------            --------------------             ---------- -----------
             MUNICIPAL BONDS (continued)
             New York (continued)
   Aa3, A    TSASC, Inc., New York, Revenue, 6.38%,
              7/15/39, Callable 7/15/09 @101..........   $1,000,000 $ 1,012,500
                                                                    -----------
                                                                     25,677,098
                                                                    -----------
             Total Municipal Bonds (Cost - $25,504,462)...........   25,677,098
                                                                    -----------
             INVESTMENT COMPANIES (1.9%)
             Dreyfus New York Tax Free................      229,000     229,000
             New York Money Fund......................      284,000     284,000
                                                                    -----------
             Total Investment Companies (Cost - $513,000).........      513,000
                                                                    -----------
             Total Investments (Cost - $26,017,462) (a)--98.5%....   26,190,098
             Other assets in excess of liabilities--1.5%..........      395,712
                                                                    -----------
             NET ASSETS--100.0%...................................  $26,585,810
                                                                    ===========

--------
(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

     Unrealized appreciation......................................... $ 675,197
     Unrealized depreciation.........................................  (502,561)
                                                                      ---------
     Net unrealized appreciation..................................... $ 172,636
                                                                      =========

* Variable rate security. Rate represents rate in effect at June 30, 2000. Date presented represents the next rate change date.

AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Taxable Paper
FGIC - Financial Guaranty Insurance Corp.
FHA - Federal Housing Administration
FSA - Financial Security Assurance, Inc.
FTS - Future Tax Secured
GO - General Obligation
MBIA - Municipal Bond Assurance Association
SONYMA - State of New York Mortgage Agency
TCRS - Transferable Custody Receipts

See Notes to Financial Statements.

HSBC Mutual Funds Trust

Statements of Assets and Liabilities
June 30, 2000 (Unaudited)

                                            Growth        Fixed      New York
                                             and         Income      Tax-Free
                                         Income Fund      Fund       Bond Fund
                                         ------------  -----------  -----------
Assets:
 Investments, at value (cost
  $80,982,789, $43,654,415,
  $26,017,462, respectively)............ $116,098,032  $43,016,570  $26,190,098
 Cash...................................          215        2,606          882
 Interest receivable....................           --      455,252      518,655
 Dividends receivable...................       91,663       40,837        4,988
 Receivable for capital shares issued...       65,612           25           --
 Receivable from investment securities
  sold..................................       20,475           16           --
 Prepaid expenses.......................       12,149        4,820        3,024
                                         ------------  -----------  -----------
Total Assets............................  116,288,146   43,520,126   26,717,647
                                         ------------  -----------  -----------
Liabilities:
 Dividends payable......................           --      230,831       98,479
 Payable for capital shares redeemed....        3,387           --           --
 Option contracts written, at market
  value (Premiums received $102,642, $0,
  $0, respectively).....................      136,313           --           --
 Accrued expenses and other liabilities:
  Investment advisory...................       51,843       19,431       10,095
  Administration........................        9,426        3,533        2,243
  Service organization..................        1,251           --           96
  Distribution..........................        4,306          133        3,916
  Other.................................        5,231       12,790       17,008
                                         ------------  -----------  -----------
Total Liabilities.......................      211,757      266,718      131,837
                                         ------------  -----------  -----------
Net Assets.............................. $116,076,389  $43,253,408  $26,585,810
                                         ============  ===========  ===========
Composition of Net Assets:
 Capital................................ $ 73,780,593  $46,153,829  $26,972,339
 Accumulated net investment income
  (distributions in excess).............      (56,973)      53,100      (18,944)
 Accumulated net realized gain/(loss)
  from investment and options
  transactions..........................    7,237,526   (2,315,676)    (540,221)
 Unrealized appreciation (depreciation)
  from investments and options..........   35,115,243     (637,845)     172,636
                                         ------------  -----------  -----------
Net Assets.............................. $116,076,389  $43,253,408  $26,585,810
                                         ============  ===========  ===========
 Class A Shares:
  Net assets............................ $109,570,286  $43,253,408  $26,113,897
  Shares outstanding....................    7,119,861    4,474,395    2,391,956
                                         ------------  -----------  -----------
  Net Asset Value and Redemption Price
   per share............................       $15.39        $9.67       $10.92
                                         ============  ===========  ===========
  Maximum sales charge..................        5.00%        4.75%        4.75%
  Maximum Offering Price per share (Net
   Asset Value/(100%--Maximum sales
   charge)).............................       $16.20       $10.15       $11.46
                                         ============  ===========  ===========
 Class B Shares:
  Net assets............................ $  6,338,222               $   471,913
  Shares outstanding...................       415,474                    43,232
                                         ------------               -----------
  Net Asset Value, Offering Price and
   Redemption Price per share*..........       $15.26                    $10.92
                                         ============               ===========
 Class C Shares:
  Net assets............................ $    167,881
  Shares outstanding...................        11,006
                                         ------------
  Net Asset Value, Offering Price and
   Redemption Price per share*..........       $15.25
                                         ============

--------
*Redemption Price per share varies by the length of time that shares are held.

See Notes to Financial Statements.

HSBC Mutual Funds Trust

Statements of Operations
For the six months ended June 30, 2000 (Unaudited)

                                               Growth       Fixed      New York
                                                 and        Income     Tax-Free
                                             Income Fund     Fund     Bond Fund
                                             -----------  ----------  ----------
Investment Income:
 Interest..................................  $       --   $1,512,775  $  804,868
 Dividends.................................     478,197       54,602       7,138
                                             ----------   ----------  ----------
Total Investment Income....................     478,197    1,567,377     812,006
                                             ----------   ----------  ----------
Expenses:
 Investment advisory.......................     318,288      117,044      61,808
 Administration............................      86,807       31,921      20,603
 Service Organization:
  Class B Shares...........................      11,840           --         881
  Class C Shares...........................         270           --          --
 Distribution:
  Class A Shares...........................       1,880          175      22,792
  Class B Shares...........................      17,760           --       1,321
  Class C Shares...........................         405           --          --
 Custodian.................................       9,366        4,150       3,307
 Legal.....................................      31,681       12,177       7,816
 Transfer agent............................      46,405       11,078      44,167
 Other.....................................      57,163       28,026      23,717
                                             ----------   ----------  ----------
  Total expenses before contractual fee
   reductions..............................     581,865      204,571     186,412
  Contractual fee reductions...............     (34,990)     (10,640)     (7,308)
                                             ----------   ----------  ----------
Net expenses...............................     546,875      193,931     179,104
                                             ----------   ----------  ----------
Net Investment Income (Loss)...............     (68,678)   1,373,446     632,902
                                             ----------   ----------  ----------
Net Realized/Unrealized Gains (Losses) from
 Investments:
 Net realized gains/(losses) from
  investment transactions..................   3,894,750     (138,154)     76,849
 Net realized gains from options
  transactions.............................      70,830           --          --
 Change in unrealized
  appreciation/depreciation from investment
  and options transactions.................    (446,205)     375,749     407,634
                                             ----------   ----------  ----------
 Net realized/unrealized gains from
  investments and options..................   3,519,375      237,595     484,483
                                             ----------   ----------  ----------
Change in net assets resulting from
 operations................................  $3,450,697   $1,611,041  $1,117,385
                                             ==========   ==========  ==========

See Notes to Financial Statements.

HSBC Mutual Funds Trust

Statements of Changes in Net Assets

                                                   Growth and Income Fund
                                             ----------------------------------
                                                 For the           For the
                                             six months ended    year ended
                                              June 30, 2000   December 31, 1999
                                             ---------------- -----------------
                                               (Unaudited)
Investment Activities:
Operations:
 Net investment income (loss)...............   $    (68,678)    $    149,623
 Net realized gains (losses) from investment
  and options transactions..................      3,965,580       12,129,768
 Change in unrealized appreciation
  (depreciation) from investments...........       (446,205)       7,082,383
                                               ------------     ------------
 Change in net assets resulting from
  operations................................      3,450,697       19,361,774
                                               ------------     ------------
Dividends:
 From net investment income:
  Class A Shares............................             --         (137,848)
  Class B Shares*...........................             --              (64)
  Class C Shares*...........................             --               (6)
From net realized gains from investment and
 options transactions:
  Class A Shares............................             --      (10,530,718)
  Class B Shares*...........................             --         (250,808)
  Class C Shares*...........................             --           (2,072)
                                               ------------     ------------
 Change in net assets from shareholder
  dividends.................................             --      (10,921,516)
                                               ------------     ------------
 Change in net assets from capital share
  transactions..............................     (8,398,158)       6,316,652
                                               ------------     ------------
 Change in net assets.......................     (4,947,461)      14,756,910
                                               ------------     ------------
Net Assets:
 Beginning of period........................    121,023,850      106,266,940
                                               ------------     ------------
 End of period..............................   $116,076,389     $121,023,850
                                               ============     ============

--------
*Class B Shares and Class C Shares commenced operations on July 1, 1999.

See Notes to Financial Statements.

HSBC Mutual Funds Trust

Statements of Changes in Net Assets

                                 Fixed Income Fund             New York Tax-Free Bond Fund
                         ---------------------------------- ----------------------------------
                             For the           For the          For the           For the
                         six months ended    year ended     six months ended    year ended
                          June 30, 2000   December 31, 1999  June 30, 2000   December 31, 1999
                         ---------------- ----------------- ---------------- -----------------
                           (Unaudited)                        (Unaudited)
Investment Activities:
Operations:
 Net investment income
  (loss)................   $ 1,373,446      $  2,638,570      $   632,902       $ 1,414,437
 Net realized gains
  (losses) from
  investment and options
  transactions..........      (138,154)         (405,827)          76,849          (125,254)
 Change in unrealized
  appreciation
  (depreciation) from
  investments...........       375,749        (3,184,724)         407,634        (2,457,036)
                           -----------      ------------      -----------       -----------
 Change in net assets
  resulting from
  operations............     1,611,041          (951,981)       1,117,385        (1,167,853)
                           -----------      ------------      -----------       -----------
Dividends:
 From net investment
  income:
  Class A Shares........    (1,373,446)       (2,649,910)        (626,358)       (1,410,156)
  Class B Shares*.......            --                --           (6,544)           (4,281)
 In excess of net
  investment income:
  Class A Shares........            --                --               --           (18,944)
                           -----------      ------------      -----------       -----------
 Change in net assets
  from shareholder
  dividends.............    (1,373,446)       (2,649,910)        (632,902)       (1,433,381)
                           -----------      ------------      -----------       -----------
 Change in net assets
  from capital share
  transactions..........       663,285        (7,879,139)      (2,365,776)       (2,599,702)
                           -----------      ------------      -----------       -----------
 Change in net assets...       900,880       (11,481,030)      (1,881,293)       (5,200,936)
                           -----------      ------------      -----------       -----------
Net Assets:
 Beginning of period....    42,352,528        53,833,558       28,467,103        33,668,039
                           -----------      ------------      -----------       -----------
 End of period..........   $43,253,408      $ 42,352,528      $26,585,810       $28,467,103
                           ===========      ============      ===========       ===========

--------
*Class B Shares and Class C Shares commenced operations on July 1, 1999.

See Notes to Financial Statements.

HSBC Mutual Funds Trust

Notes to Financial Statements
June 30, 2000 (Unaudited)

1.Organization

  HSBC Mutual Funds Trust (the "Trust") was organized on November 1, 1989 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The accompanying financial statements are for the Growth and Income Fund, Fixed Income Fund, and New York Tax-Free Bond Fund (individually a "Fund," collectively the "Funds").

  The Funds are authorized to issue three classes of shares as follows: Class A Shares, Class B Shares, and Class C Shares. At June 30, 2000, the Fixed Income Fund had not issued Class B Shares or Class C Shares and the New York Tax-Free Bond Fund had not issued Class C Shares. Each class has identical rights and privileges except with respect to the service organization and distribution fees paid by each respective class, voting matters affecting a single class of shares and the exchange privileges of each class of shares.

2.Significant Accounting Policies

  The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  Securities Valuation:

  The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value as determined by the Funds' Board of Trustees.

  Bonds and other fixed-income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

  Security Transactions and Related Income:

  Security transactions are recorded on the date the security is purchased or sold ("trade date"). Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis and includes, where

HSBC Mutual Funds Trust
  applicable, the amortization of premium or accretion of discount. Securities gains and losses are calculated on the identified cost basis.

  Expense Allocation:

  Expenses directly attributed to each Fund in the Trust are charged to that Fund's operations; expenses, which are applicable to all Funds, are allocated among them on the basis of relative net assets or another appropriate basis. Expenses specific to a class are charged to that class.

  Options:

  The Funds may purchase and write (sell) put and call options on securities, currencies and indices of securities (collectively, an "underlying asset"). These transactions are to hedge against changes in interest rates, security prices, currency fluctuations and other market developments, or for purposes of earning additional income (i.e. speculation).

  The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

  In writing an option, the Funds contract with a specified counter-party to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counter-party. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Written options involve financial risk which may exceed amounts reflected in the accompanying financial statements.

  The following is a summary of written call option activity for the six months ended June 30, 2000, by the Growth and Income Fund:

                                                               Call Options
                                                            -------------------
                                                            Number of
                                                            Contracts Premiums
                                                            --------- --------
   Balance at beginning of year............................      50   $  26,724
   Options written.........................................   1,396     591,580
   Options closed..........................................  (1,286)   (515,662)
                                                             ------   ---------
   Options outstanding at end of period....................     160   $ 102,642
                                                             ======   =========

HSBC Mutual Funds Trust

  Concentration of Credit Risk:

  The New York Tax-Free Bond Fund invests primarily in debt obligations issued by the State of New York and its respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to economic and political factors adversely affecting issuers of New York specific municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.

  Federal Income Taxes and Dividends:

  Each Fund is a separate taxable entity for federal tax purposes. Each Fund has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended. The Growth and Income Fund declares and pays, as a semi-annual dividend, substantially all net investment income. The Fixed Income and New York Tax-Free Bond Funds declare dividends from net investment income daily and pay them monthly. Net realized gains for all three Funds, if any, are distributed at least annually. Additional dividends are also made to the Funds' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies. Accordingly, no provision for federal or excise tax is required.

3.Related Party Transactions:

  Investment Adviser:

  The Trust retains HSBC Asset Management Americas Inc. to act as Investment Adviser (the "Investment Adviser") for the Fund. The Investment Adviser is the North American investment management affiliate of HSBC Holdings plc (Hong Kong and Shanghai Banking Corporation). As compensation for its services, the Investment Adviser is entitled to a fee accrued daily, and paid monthly, at the following annual rates:

                                                                 Investment Advisory
                                                                       Fee Rate
                                                               ------------------------
                                                               Growth and  Fixed Income
   Based on Each Fund's Average Daily Net Assets               Income Fund     Fund
   ---------------------------------------------               ----------- ------------
   Up to $400 million........................................    0.550%       0.550%
   In excess of $400 million but not exceeding $800 million..    0.505%       0.505%
   In excess of $800 million but not exceeding $1.2 billion..    0.460%       0.460%
   In excess of $1.2 billion but not exceeding $1.6 billion..    0.415%       0.415%
   In excess of $1.6 billion but not exceeding $2.0 billion..    0.370%       0.370%
   In excess of $2.0 billion.................................    0.315%       0.315%

HSBC Mutual Funds Trust

                                                                  Investment
                                                               Advisory Fee Rate
                                                               -----------------
                                                                   New York
                                                                   Tax-Free
   Portion of the Fund's Average Daily Net Assets                  Bond Fund
   ----------------------------------------------              -----------------
   Up to $300 million........................................       0.450%
   In excess of $300 million but not exceeding $600 million..       0.420%
   In excess of $600 million but not exceeding $1.0 billion..       0.385%
   In excess of $1.0 billion but not exceeding $1.5 billion..       0.350%
   In excess of $1.5 billion but not exceeding $2.0 billion..       0.315%
   In excess of $2.0 billion.................................       0.280%

  Administrator:

  BISYS Fund Services Ohio, Inc. ("BISYS"), a subsidiary of The BISYS Group, Inc., with whom certain officers are affiliated, serves the Trust as administrator. Such officers are not paid any fees directly by the Funds for serving as officers of the Trust. In accordance with the terms of the Management and Administration Agreement, BISYS is entitled to a fee accrued daily, and paid monthly, at the following rate:

                                                                 Administration
   Based on Each Fund's Average Daily Net Assets                    Fee Rate
   ---------------------------------------------                 --------------
   Up to $200 million...........................................     0.150%
   In excess of $200 million but not exceeding $400 million.....     0.125%
   In excess of $400 million but not exceeding $600 million.....     0.100%
   In excess of $600 million....................................     0.080%

  Distribution Plan:

  BISYS Fund Services Limited Partnership (the "Distributor") serves as distributor of the Funds.

  With respect to the Class A Shares, Class B Shares and Class C Shares the Funds have adopted a Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for a monthly payment by the Fund to the Distributor for expenses incurred in connection with distribution services provided to the Fund not to exceed an annual rate of 0.35% (0.50% for the Growth and Income Fund) of the average net assets for Class A Shares, and 0.75% of the average net assets for Class B Shares and Class C Shares. The Distributor is entitled to receive commissions on sales of shares of the Funds. For the six months ended June 30, 2000, the total commission the Distributor received, retained, and re-allowed to affiliated broker/dealers of the Funds are as follow:

                                                                   Commissions
                                                    Commissions   Reallowed to
                                         Total      Retained by    Affiliated
                                      Commissions the Distributor Broker/Dealer
                                      ----------- --------------- -------------
   Growth and Income Fund............   $19,477        $139          $19,338
   Fixed Income Fund.................         2          --                2
   New York Tax-Free Bond Fund.......     8,147          --            8,147
                                        -------        ----          -------
                                        $27,626        $139          $27,487
                                        =======        ====          =======

HSBC Mutual Funds Trust

  Service Organization:

  The Fund may enter into agreements (the "Service Agreements") with certain banks, financial institutions and corporations ("Service Organizations") whereby each Service Organization provides record-keeping and certain administration services for its customers who invest in the Funds through accounts maintained at that Service Organization. Each Service Organization will receive monthly payments for the performance of its service under the Service Agreement. The payments from the Funds on an annual basis will not exceed 0.35% (Class A Shares) and 0.50% (Class B Shares and Class C Shares) of the average daily net assets of the Funds' shares held in the sub-accounts of the Service Organizations. During the six months ended June 30, 2000, the Class A Shares did not participate in any service agreement.

  Fund Accountant, Transfer Agent, and Custodian:

  BISYS provides fund accounting and transfer agent services for the Funds. In addition, Bank of New York serves as custodian for the Funds. For these services to the Funds, BISYS and Bank of New York receive an annual fee accrued daily and paid monthly.

  Legal Counsel:

  A partner of the Trust's legal counsel served as Secretary of the Trust. Paul, Weiss, Rifkind, Wharton and Garrison served as the Trust's legal counsel for the six months ended June 30, 2000.

  Fee Reductions:

  Information regarding these transactions is as follows for the six months ended June 30, 2000:

                                                           Service Organization
                                      Administration Fees   Fees Contractually
                                     Contractually Reduced       Reduced
                                     --------------------- --------------------
   Growth and Income Fund...........        $28,935               $6,055
   Fixed Income Fund................         10,640                   --
   New York Tax-Free Bond Fund......          6,867                  441

4.Portfolio Securities:

  Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2000, were as follows:

                                                         Purchases     Sales
                                                        ----------- -----------
   Growth and Income Fund.............................. $38,062,751 $38,206,070
   Fixed Income Fund...................................  13,934,557  13,470,067
   New York Tax-Free Bond Fund.........................   1,329,008   5,303,304

HSBC Mutual Funds Trust

5.Capital Share Transactions:

  The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Transactions in capital and shares of beneficial interest by class for the six months ended June 30, 2000, were as follows:

                                                                                      New York Tax-Free
                             Growth and  Income Fund       Fixed Income Fund              Bond Fund
                            --------------------------  -------------------------  -------------------------
                              For the                     For the                    For the
                             Six Months     For the     Six Months     For the     Six Months     For the
                               Ended       Year Ended      Ended      Year Ended      Ended      Year Ended
                              June 30,    December 31,   June 30,    December 31,   June 30,    December 31,
                                2000          1999         2000          1999         2000          1999
                            ------------  ------------  -----------  ------------  -----------  ------------
                            (Unaudited)                 (Unaudited)                (Unaudited)
   CAPITAL TRANSACTIONS:
   Class A Shares:
    Proceeds from shares
    issued................. $  3,746,467  $  9,955,766  $ 2,234,280  $  6,778,445  $   438,242  $ 1,276,057
    Dividends reinvested...           --     9,322,388       15,176        45,015      271,896      861,424
    Cost of shares
    redeemed...............  (14,991,387)  (16,362,843)  (1,586,171)  (14,702,599)  (3,148,624)  (5,139,821)
                            ------------  ------------  -----------  ------------  -----------  -----------
    Class A Shares capital
    transactions...........  (11,244,920)    2,915,311      663,285    (7,879,139)  (2,438,486)  (3,002,340)
                            ------------  ------------  -----------  ------------  -----------  -----------
   Class B Shares:
    Proceeds from shares
    issued.................    2,877,275     3,150,439           --            --      243,704      403,571
    Dividends reinvested...           --       250,838           --            --        4,992        4,022
    Cost of shares
    redeemed...............     (166,794)      (24,436)          --            --     (175,986)      (4,955)
                            ------------  ------------  -----------  ------------  -----------  -----------
    Class B Shares capital
    transactions...........    2,710,481     3,376,841           --            --       72,710      402,638
                            ------------  ------------  -----------  ------------  -----------  -----------
   Class C Shares:
    Proceeds from shares
    issued.................      141,327        22,455           --            --           --           --
    Dividends reinvested...           --         2,045           --            --           --           --
    Cost of shares
    redeemed...............       (5,046)           --           --            --           --           --
                            ------------  ------------  -----------  ------------  -----------  -----------
    Class C Shares capital
    transactions...........      136,281        24,500           --            --           --           --
                            ------------  ------------  -----------  ------------  -----------  -----------
   Change in net assets
    from capital
    transactions........... $ (8,398,158) $  6,316,652  $   663,285  $ (7,879,139) $(2,365,776) $(2,599,702)
                            ============  ============  ===========  ============  ===========  ===========
   SHARE TRANSACTIONS:
   Class A Shares:
    Issued.................      251,877       684,171      232,806       685,707       40,596      111,664
    Reinvested.............           --       646,833        1,583         4,510       25,284       76,461
    Redeemed...............   (1,011,975)   (1,115,495)    (165,199)   (1,476,476)    (291,525)    (461,798)
                            ------------  ------------  -----------  ------------  -----------  -----------
    Change in Class A
    Shares.................     (760,098)      215,509       69,190      (786,259)    (225,645)    (273,673)
                            ------------  ------------  -----------  ------------  -----------  -----------
   Class B Shares:
    Issued.................      194,301       216,842           --            --       22,651       36,607
    Reinvested.............           --        17,554           --            --          464          372
    Redeemed...............      (11,511)       (1,712)          --            --      (16,404)        (458)
                            ------------  ------------  -----------  ------------  -----------  -----------
    Change in Class B
    Shares.................      182,790       232,684           --            --        6,711       36,521
                            ------------  ------------  -----------  ------------  -----------  -----------
   Class C Shares:
    Issued.................        9,787         1,426           --            --           --           --
    Reinvested.............           --           142           --            --           --           --
    Redeemed...............         (349)           --           --            --           --           --
                            ------------  ------------  -----------  ------------  -----------  -----------
    Change in Class C
    Shares.................        9,438         1,568           --            --           --           --
                            ------------  ------------  -----------  ------------  -----------  -----------
   Change in shares from
    share transactions.....     (567,870)      449,761       69,190      (786,259)    (218,934)    (237,152)
                            ============  ============  ===========  ============  ===========  ===========

HSBC Mutual Funds Trust

FINANCIAL HIGHLIGHTS

                            GROWTH AND INCOME FUND

Selected per share data for a share outstanding throughout each period indicated.

                                              Class A Shares
                         ---------------------------------------------------------------
                            For the
                           six months          For the year ended December 31,
                         ended June 30,   ----------------------------------------------
                              2000          1999      1998     1997      1996     1995
                         --------------   --------  --------  -------  --------  -------
                          (Unaudited)
Net Asset Value,
 Beginning of Period....    $  14.92      $  13.86  $  12.36  $ 16.28  $  14.77  $ 11.93
                            --------      --------  --------  -------  --------  -------
Investment Activities:
 Net investment income
  (loss)................       (0.01)         0.02      0.07     0.18      0.18     0.30
 Net realized and
  unrealized gains from
  investment and options
  transactions..........        0.48          2.47      3.23     4.28*     2.46     3.64
                            --------      --------  --------  -------  --------  -------
Total from Investment
 Activities.............        0.47          2.49      3.30     4.46      2.64     3.94
                            --------      --------  --------  -------  --------  -------
Dividends:
 Net investment income..          --         (0.02)    (0.08)   (0.19)    (0.18)   (0.30)
 Net realized gains from
  investment and options
  transactions..........          --         (1.41)    (1.72)   (8.19)    (0.95)   (0.80)
                            --------      --------  --------  -------  --------  -------
Total Dividends.........          --         (1.43)    (1.80)   (8.38)    (1.13)   (1.10)
                            --------      --------  --------  -------  --------  -------
Net Asset Value, End of
 Period.................    $  15.39      $  14.92  $  13.86  $ 12.36  $  16.28  $ 14.77
                            ========      ========  ========  =======  ========  =======
Total Return (excludes
 sales charge)..........        3.15%(a)     18.48%    26.97%   27.42%    17.90%   33.11%
Ratios/Supplemental
 Data:
 Net assets at end of
  period (000's)........    $109,570      $117,542  $106,267  $55,195  $140,688  $66,062
 Ratio of expenses to
  average net assets....        0.90%(b)      0.88%     0.89%    0.83%     0.85%    0.94%
 Ratio of net investment
  income to average net
  assets................       (0.08%)(b)     0.14%     0.58%    0.95%     1.43%    2.06%
 Ratio of expenses to
  average net assets**..       (c)            1.00%     1.01%    0.95%     0.96%    0.97%
 Portfolio turnover***..       32.90%        94.36%    82.19%   69.07%    61.68%   52.77%

--------
(a)  Not annualized.
(b)  Annualized.
(c) For the six months ended June 30, 2000, there were no voluntary fee reductions/reimbursements.
  * In addition to the net realized and unrealized gains from investment transactions, this amount includes a decrease in net asset value per share resulting from the timing of issuances and redemptions of Fund shares in relation to fluctuating market values for the portfolio.
 ** During the period, certain fees were contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated. Ratios for periods prior to January 1, 2000 were calculated including voluntary and contractual fee reductions/reimbursements. Starting with the six months ended June 30, 2000, ratios are calculated using voluntary reductions/reimbursements only.
*** Porfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

HSBC Mutual Funds Trust

FINANCIAL HIGHLIGHTS

                            GROWTH AND INCOME FUND

Selected per share data for a share outstanding throughout each period indicated.

                                Class B Shares              Class C Shares
                          --------------------------- ---------------------------
                          For the six  For the period For the six  For the period
                          months ended     ended      months ended     ended
                            June 30,    December 31,    June 30,    December 31,
                              2000         1999*          2000         1999*
                          ------------ -------------- ------------ --------------
                          (Unaudited)                 (Unaudited)
Net Asset Value,
 Beginning of Period....     $14.86        $15.32        $14.86        $15.32
                             ------        ------        ------        ------
Investment Activities:
 Net investment (loss)..      (0.06)        (0.03)        (0.06)        (0.06)
 Net realized and
  unrealized gains from
  investment and options
  transactions..........       0.46          0.98          0.45          1.01
                             ------        ------        ------        ------
Total from Investment
 Activities.............       0.40          0.95          0.39          0.95
                             ------        ------        ------        ------
Dividends:
 Net investment (loss)..         --         (0.00)(c)        --         (0.00)(c)
 Net realized gains from
  investment and options
  transactions..........         --         (1.41)           --         (1.41)
                             ------        ------        ------        ------
Total Dividends.........         --         (1.41)           --         (1.41)
                             ------        ------        ------        ------
Net Asset Value, End of
 Period.................     $15.26        $14.86        $15.25        $14.86
                             ======        ======        ======        ======
Total Return (excludes
 redemption charge)(a)..       2.69%         6.68%         2.62%         6.68%
Ratios/Supplemental
 Data:
 Net assets at end of
  period (000's)........     $6,338        $3,459        $  168        $   23
 Ratio of expenses to
  average net
  assets(b).............       1.91%         1.77%         1.93%         1.72%
 Ratio of net investment
  income to average net
  assets(b).............      (1.08%)       (0.87)%       (1.12%)       (0.81)%
 Ratio of expenses to
  average net
  assets**(b)...........       (d)           2.13%         (d)           2.07%
 Portfolio turnover***..      32.90%        94.36%        32.90%        94.36%

--------
(a)  Not annualized.
(b)  Annualized.
(c)  Less than $0.005 per share.
(d) For the six months ended June 30, 2000, there were no voluntary fee reductions/reimbursements.
  *  Class B Shares & Class C Shares commenced offering on July 1, 1999.
 ** During the period, certain fees were contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated. Ratios for periods prior to January 1, 2000 were calculated including voluntary and contractual fee reductions/reimbursements. Starting with the six months ended June 30, 2000, ratios are calculated using voluntary reductions/reimbursements only.
*** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

HSBC Mutual Funds Trust

FINANCIAL HIGHLIGHTS

                               FIXED INCOME FUND

Selected per share data for a share outstanding throughout each period indicated.

                                             Class A Shares
                         -------------------------------------------------------------
                            For the
                           six months        For the year ended December 31,
                         ended June 30,  ---------------------------------------------
                              2000        1999      1998     1997      1996     1995
                         --------------  -------   -------  -------  --------  -------
                          (Unaudited)
Net Asset Value,
 Beginning of Period....    $  9.61      $ 10.37   $ 10.12  $  9.89  $  10.28  $  9.35
                            -------      -------   -------  -------  --------  -------
Investment Activities:
 Net investment income..       0.31         0.57      0.57     0.59      0.59     0.59
 Net realized and
  unrealized
  gains/(losses) from
  investment
  transactions..........       0.06        (0.76)     0.25     0.23     (0.39)    0.93
                            -------      -------   -------  -------  --------  -------
Total from Investment
 Activities.............       0.37        (0.19)     0.82     0.82      0.20     1.52
                            -------      -------   -------  -------  --------  -------
Dividends:
 Net investment income..      (0.31)       (0.57)    (0.57)   (0.59)    (0.59)   (0.59)
                            -------      -------   -------  -------  --------  -------
Total Dividends.........      (0.31)       (0.57)    (0.57)   (0.59)    (0.59)   (0.59)
                            -------      -------   -------  -------  --------  -------
Net Asset Value, End of
 Period.................    $  9.67      $  9.61   $ 10.37  $ 10.12  $   9.89  $ 10.28
                            =======      =======   =======  =======  ========  =======
Total Return (excludes
 sales charge)..........       3.89%(a)    (1.86%)    8.33%    8.62%     2.11%   16.73%
Ratios/Supplemental
 Data:
 Net assets at end of
  period (000's)........    $43,253      $42,353   $53,834  $61,402  $104,875  $99,942
 Ratio of expenses to
  average net assets....       0.91%(b)     0.92%     0.89%    0.88%     0.88%    0.93%
 Ratio of net investment
  income to average net
  assets................       6.46%(b)     5.70%     5.59%    6.00%     5.94%    6.03%
 Ratio of expenses to
  average net assets*...       (c)          1.04%     1.01%    1.00%     0.98%    0.96%
 Portfolio turnover.....      33.22%       75.75%    71.05%   60.98%   156.05%   41.58%

--------
(a)  Not annualized.
(b)  Annualized.
(c) For the six months ended June 30, 2000, there were no voluntary fee reductions/reimbursements.
  * During the period, certain fees were contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated. Ratios for periods prior to January 1, 2000 were calculated including voluntary and contractual fee reductions/reimbursements. Starting with the six months ended June 30, 2000, ratios are calculated using voluntary reductions/reimbursements only.

See Notes to Financial Statements.

HSBC Mutual Funds Trust

FINANCIAL HIGHLIGHTS

                          NEW YORK TAX-FREE BOND FUND

Selected per share data for a share outstanding throughout each period indicated.

                                            Class A Shares
                         -----------------------------------------------------------
                         For the six
                         months ended       For the year ended December 31,
                           June 30,     --------------------------------------------
                             2000        1999      1998     1997     1996     1995
                         ------------   -------   -------  -------  -------  -------
                         (Unaudited)
Net Asset Value,
 Beginning of Period....   $ 10.73      $ 11.64   $ 11.48  $ 11.05  $ 11.17  $ 10.20
                           -------      -------   -------  -------  -------  -------
Investment Activities:
 Net investment income..      0.25         0.51      0.51     0.53     0.55     0.54
 Net realized and
  unrealized
  gains/(losses) from
  investment
  transactions..........      0.19        (0.91)     0.16     0.43    (0.12)    0.97
                           -------      -------   -------  -------  -------  -------
Total from Investment
 Activities.............      0.44        (0.40)     0.67     0.96     0.43     1.51
                           -------      -------   -------  -------  -------  -------
Dividends:
 Net investment income..     (0.25)       (0.51)    (0.51)   (0.53)   (0.55)   (0.54)
                           -------      -------   -------  -------  -------  -------
Total Dividends.........     (0.25)       (0.51)    (0.51)   (0.53)   (0.55)   (0.54)
                           -------      -------   -------  -------  -------  -------
Net Asset Value, End of
 Period.................   $ 10.92      $ 10.73   $ 11.64  $ 11.48  $ 11.05  $ 11.17
                           =======      =======   =======  =======  =======  =======
Total Return (excludes
 sales charge)..........      4.13%(a)    (3.58%)    5.99%    8.97%    3.99%   15.17%
Ratios/Supplemental
 Data:
 Net assets at end of
  period (000's)........   $26,114      $28,075   $33,668  $37,524  $41,975  $50,677
 Ratio of expenses to
  average net assets....      1.28%(b)     1.08%     0.96%    0.92%    0.91%    0.99%
 Ratio of net investment
  income to average net
  assets................      4.56%(b)     4.40%     4.47%    4.79%    5.02%    5.07%
 Ratio of expenses to
  average net assets*...      (c)          1.31%     1.28%    1.24%    1.21%    1.20%
 Portfolio turnover**...      5.01%       11.85%    56.81%   35.64%   87.40%   24.43%

--------
(a)  Not annualized.
(b)  Annualized.
(c) For the six months ended June 30, 2000, there were no voluntary fee reductions/reimbursements.
  * During the period, certain fees were contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated. Ratios for periods prior to January 1, 2000 were calculated including voluntary and contractual fee reductions/reimbursements. Starting with the six months ended June 30, 2000, ratios are calculated using voluntary reductions/reimbursements only.
 ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

HSBC Mutual Funds Trust

FINANCIAL HIGHLIGHTS

                          NEW YORK TAX-FREE BOND FUND

Selected per share data for a share outstanding throughout each period indicated.

                                                           Class B Shares
                                                      -------------------------
                                                      For the six
                                                      months ended Period ended
                                                        June 30,   December 31,
                                                          2000        1999*
                                                      ------------ ------------
                                                      (Unaudited)
Net Asset Value, Beginning of Period.................    $10.72       $11.21
                                                         ------       ------
Investment Activities:
 Net investment income...............................      0.20         0.19
 Net realized and unrealized gains/(losses) from
  investment transactions............................      0.20        (0.49)
                                                         ------       ------
Total from Investment Activities.....................      0.40        (0.30)
                                                         ------       ------
Dividends:
 Net investment income...............................     (0.20)       (0.19)
                                                         ------       ------
Total Dividends......................................     (0.20)       (0.19)
                                                         ------       ------
Net Asset Value, End of Period.......................    $10.92       $10.72
                                                         ======       ======
Total Return (excludes redemption charge)(a).........      3.75%       (2.71%)
Ratios/Supplemental Data:
 Net assets at end of period (000's).................    $  472       $  392
 Ratio of expenses to average net assets(b)..........      2.20%        2.01%
 Ratio of net investment income to average net
  assets(b)..........................................      3.71%        3.37%
 Ratio of expenses to average net assets**(b)........      (c)          2.35%
 Portfolio turnover rate***..........................      5.01%       11.85%

--------
(a)  Not annualized.
(b)  Annualized.
(c) For the six months ended June 30, 2000, there were no voluntary fee reductions/reimbursements.
  *  Class B Shares commenced offering on July 1, 1999.
 ** During the period, certain fees were contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated. Ratios for periods prior to January 1, 2000 were calculated including voluntary and contractual fee reductions/reimbursements. Starting with the six months ended June 30, 2000, ratios are calculated using voluntary reductions/reimbursements only.
*** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

                                            HSBC Mutual Funds Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                            [LOGO OF HSBC ASSET MANAGEMENT
                                            AMERICAS INC. APPEARS HERE]
--------------------------------------------------------------------------------

                                            Growth and Income Fund
                                            Fixed Income Fund
                                            New York Tax-Free Bond Fund

HSBC SM Mutual Funds Trust
3435 Stelzer Road
Columbus, Ohio 43219

Information:
(800) 634-2536

Investment Adviser
HSBC Asset Management Americas Inc.
140 Broadway (6th Floor)
New York, New York 10005-1180

Distributor, Administrator, Transfer Agent and Dividend Disbursing Agent
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

Custodian
The Bank of New York
90 Washington Street
New York, New York 10286

Independent Auditors
Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019

Legal Counsel
Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of Americas
New York, New York 10019

This report is for the information of the shareholders of HSBC Mutual Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in the case of a concurrent or prior delivery of the Trust's current prospectus. Shares of the Funds are not an obligation of or guaranteed or endorsed by HSBC Holdings plc or its affiliates. In addition, such shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency and may involve investment risks, including the possible loss of principal.
                                                                            8/00
Semi-Annual Report
June 30, 2000

Managed by:
HSBC Asset Management Americas Inc.

Sponsored and distributed by:
BISYS Fund Services